Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 283,513
Balance	305,115	$ 283,513
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	788,737	740,559
Additions	55,501	48,781
Change in estimate of decomissioning liability	3,713	512
Disposals	(11,796)	(1,115)
Transfers
Balance	836,155	788,737
Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	505,224	474,319
Depletion, depreciation and amortization	36,540	31,349
Disposals	(10,724)	(444)
Balance	531,040	505,224
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	83,698
Balance	102,723	83,698
Plant and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	239,921	223,229
Additions	14,455	10,143
Change in estimate of decomissioning liability	3,713	512
Disposals	(11,768)	(1,115)
Transfers	23,348	7,152
Balance	269,669	239,921
Plant and equipment | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	156,223	142,105
Depletion, depreciation and amortization	21,447	14,562
Disposals	(10,724)	(444)
Balance	166,946	156,223
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance	100,850
Balance	96,022	100,850
Mining properties | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	436,810	432,162
Additions	6,249	4,648
Change in estimate of decomissioning liability
Disposals
Transfers	4,016
Balance	447,075	436,810
Mining properties | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	335,960	319,173
Depletion, depreciation and amortization	15,093	16,787
Disposals
Balance	351,053	335,960
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance	47,482
Balance	50,152	47,482
Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	47,482	33,853
Additions	26,046	20,781
Change in estimate of decomissioning liability
Disposals	(28)
Transfers	(23,348)	(7,152)
Balance	50,152	47,482
Assets under construction | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Depletion, depreciation and amortization
Disposals
Balance
Exploration and evaluation expenditure
Disclosure of detailed information about property, plant and equipment [line items]
Balance	51,483
Balance	56,218	51,483
Exploration and evaluation expenditure | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	64,524	51,315
Additions	8,751	13,209
Change in estimate of decomissioning liability
Disposals
Transfers	(4,016)
Balance	69,259	64,524
Exploration and evaluation expenditure | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	13,041	13,041
Depletion, depreciation and amortization
Disposals
Balance	$ 13,041	$ 13,041